Revenue disaggregation and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2019
Revenue disaggregation and segmental analysis
Schedule of revenue disaggregation (IFRS 15 basis)

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment
	revenue	revenue	customers	revenue[1]	revenue	revenue
31 March 2019	€m	€m	€m	€m	€m	€m
Germany	9,145	1,077	10,222	139	29	10,390
Italy	5,030	722	5,752	97	8	5,857
UK	4,952	1,207	6,159	56	57	6,272
Spain	4,203	392	4,595	58	16	4,669
Other Europe	4,460	529	4,989	61	22	5,072
Eliminations	(110)	—	(110)	(6)	—	(116)
Europe	27,680	3,927	31,607	405	132	32,144
Vodacom	4,391	873	5,264	171	8	5,443
Other Markets	4,011	816	4,827	29	8	4,864
Rest of the World	8,402	1,689	10,091	200	16	10,307
Common Functions	477	37	514	1,003	—	1,517
Eliminations	(101)	(1)	(102)	(200)	—	(302)
Group	36,458	5,652	42,110	1,408	148	43,666

Note:

1	Other revenue largely represents lease revenues recognised under IAS 17 “Leases”.

Schedule of segmental revenue and profit (IAS 18 basis)

	Segment	Intra-region	Regional	Inter-region	Group	Adjusted
	revenue	revenue	revenue	revenue	revenue	EBITDA
	€m	€m	€m	€m	€m	€m
31 March 2019
Germany	10,952	(24)	10,928	(26)	10,902	4,098
Italy	5,882	(18)	5,864	(9)	5,855	2,189
UK	6,799	(16)	6,783	(20)	6,763	1,527
Spain	4,688	(24)	4,664	(4)	4,660	1,079
Other Europe	5,121	(34)	5,087	(28)	5,059	1,628
Europe	33,442	(116)	33,326	(87)	33,239	10,521
Vodacom	5,660	—	5,660	(6)	5,654	2,155
Other Markets	4,864	—	4,864	(15)	4,849	1,395
Rest of the World	10,524	—	10,524	(21)	10,503	3,550
Common Functions	1,518	—	1,518	(194)	1,324	68
Group (IAS 18 basis)	45,484	(116)	45,368	(302)	45,066	14,139
Impact of adoption of IFRS 15					(1,400)
Group (IFRS 15 basis)					43,666
31 March 2018
Germany	10,847	(29)	10,818	(18)	10,800	4,010
Italy	6,204	(30)	6,174	(3)	6,171	2,329
UK	7,078	(21)	7,057	(7)	7,050	1,762
Spain	4,978	(35)	4,943	(2)	4,941	1,420
Other Europe	4,941	(45)	4,896	(10)	4,886	1,515
Europe	34,048	(160)	33,888	(40)	33,848	11,036
Vodacom	5,692	—	5,692	(7)	5,685	2,203
Other Markets	5,770	—	5,770	(25)	5,745	1,554
Rest of the World	11,462	—	11,462	(32)	11,430	3,757
Common Functions	1,408	—	1,408	(115)	1,293	(56)
Group	46,918	(160)	46,758	(187)	46,571	14,737
31 March 2017
Germany	10,600	(32)	10,568	(21)	10,547	3,617
Italy	6,101	(30)	6,071	(1)	6,070	2,229
UK	6,925	(23)	6,902	(6)	6,896	1,212
Spain	4,973	(37)	4,936	(1)	4,935	1,360
Other Europe	6,128	(55)	6,073	(5)	6,068	1,865
Europe	34,727	(177)	34,550	(34)	34,516	10,283
Vodacom	5,294	—	5,294	—	5,294	2,063
Other Markets	6,479	—	6,479	(14)	6,465	1,791
Rest of the World	11,773	—	11,773	(14)	11,759	3,854
Common Functions	1,390	—	1,390	(34)	1,356	12
Group	47,890	(177)	47,713	(82)	47,631	14,149

Schedule of reconciliation of adjusted EBITDA to operating profit

	2019	2018	2017
	€m	€m	€m
Adjusted EBITDA	14,139	14,737	14,149
Depreciation, amortisation and loss on disposal of fixed assets	(9,665)	(9,910)	(10,179)
Share of adjusted results in equity accounted associates and joint ventures[1]	(291)	389	164
Adjusted operating profit	4,183	5,216	4,134
Impairment losses	(3,119)	—	—
Restructuring costs	(486)	(156)	(415)
Amortisation of acquired customer based and brand intangible assets	(583)	(974)	(1,046)
Other (expense)/income	(262)	213	1,052
Operating (loss)/profit (IAS 18 basis)	(267)	4,299	3,725
Impact of adoption of IFRS 15[2]	(684)
Operating loss (IFRS 15 basis)	(951)

Note:

1

Share of adjusted results in equity accounted associates and joint ventures excludes amortisation of acquired customer bases and brand intangible assets, restructuring costs and other costs of €0.6 billion (2018: €0.4 billion, 2017: €0.1 billion) which are included in amortisation of acquired customer base and brand intangible assets, restructuring costs and other income and expense respectively.

2	See note 31 “IAS 18 basis primary financial statements” for further details.

Schedule of segmental assets and cash flow (IAS 18 basis)

			Other	Depreciation
	Non-current	Capital	expenditure on	and		Operating
	assets[1]	expenditure[2]	intangible assets	amortisation	Impairment loss	free cash flow[3]
	€m	€m	€m	€m	€m	€m
31 March 2019
Germany	24,529	1,816	2	3,017	—	2,425
Italy	11,031	784	2,219	1,337	—	1,552
UK	7,405	804	408	1,612	—	689
Spain	7,730	813	216	1,318	(2,638)	443
Other Europe	7,210	775	42	1,073	(196)	861
Europe	57,905	4,992	2,887	8,357	(2,834)	5,970
Vodacom	5,503	810	91	758	—	1,379
Other Markets	3,429	626	34	673	(255)	769
Rest of the World	8,932	1,436	125	1,431	(255)	2,148
Common Functions	2,009	799	—	7	(30)	(1,047)
Group (IAS 18 basis)	68,846	7,227	3,012	9,795	(3,119)	7,071
Impact of adoption of IFRS 15	(409)	—	—	—	(406)	—
Group (IFRS 15 basis)	68,437	7,227	3,012	9,795	(3,525)	7,071
31 March 2018
Germany	25,444	1,673	24	3,095	—	2,147
Italy	9,232	797	629	1,479	—	1,607
UK	7,465	889	—	1,600	—	408
Spain	10,576	863	—	1,371	—	628
Other Europe	7,441	710	93	1,092	—	788
Europe	60,158	4,932	746	8,637	—	5,578
Vodacom	5,841	763	1	776	—	1,453
Other Markets	3,607	729	—	923	—	725
Rest of the World	9,448	1,492	1	1,699	—	2,178
Common Functions	1,976	897	—	73	—	(755)
Group	71,582	7,321	747	10,409	—	7,001
31 March 2017
Germany	26,694	1,671	—	3,320	—	1,749
Italy	9,157	793	2	1,603	—	1,161
UK	8,210	950	—	1,768	—	57
Spain	11,035	746	—	1,378	—	344
Other Europe	7,574	878	38	1,088	—	619
Europe	62,670	5,038	40	9,157	—	3,930
Vodacom	6,039	736	2	738	—	1,347
Other Markets	5,778	795	317	1,153	—	947
Rest of the World	11,817	1,531	319	1,891	—	2,294
Common Functions	1,937	915	—	38	—	(597)
Group	76,424	7,484	359	11,086	—	5,627

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment and computer software, reported within intangibles. Excludes licences and spectrum additions.

The Group’s measure of segment cash flow is reconciled to the closest equivalent GAAP measure, cash generated by operations, on page 232.